FLOW-THROUGH SHARE PREMIUM LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
FLOW-THROUGH SHARE PREMIUM LIABILITY
schedule of the liability portion
	August 26, 2022	September 2, 2022	June 23, 2023	Total
Balance, December 31, 2022	$872	$170	$-	$1,042
Settlement of flow-through share premium liability upon incurring eligible expenditures	(872)	(170)	(534)	(1,576)
Liability incurred for flow-through share issued June 23, 2023	-	-	1,759	1,759
Balance, December 31, 2023	$-	$-	$1,225	$1,225